HENDERSON GLOBAL FUNDS

Henderson Dividend & Income Builder Fund
Henderson European Focus Fund
Henderson Global Technology Fund
Henderson International Long/Short Equity Fund
Henderson Strategic Income Fund
Henderson Unconstrained Bond Fund
Henderson US Growth Opportunities Fund

Supplement dated October 10, 2016 to the
Prospectus dated November 30, 2015 as amended December 17, 2015

Henderson All Asset Fund

Supplement dated October 10, 2016 to the
Prospectus dated November 30, 2015 as amended December 17, 2015 and April 14, 2016

Henderson Emerging Markets Fund

Supplement dated October 10, 2016 to the
Prospectus dated November 30, 2015 as amended December 17, 2015 and January 29, 2016

Henderson Global Equity Income Fund

Supplement dated October 10, 2016 to the
Prospectus dated November 30, 2015, as amended December 17, 2015 and December 28, 2015

Henderson High Yield Opportunities Fund

Supplement dated October 10, 2016 to the
Prospectus dated November 30, 2015 as amended December 17, 2015 and March 30, 2016

Henderson International Opportunities Fund

Supplement dated October 10, 2016 to the
Prospectus dated November 30, 2015 as amended December 17, 2015, January 21, 2016 and April 14, 2016

Henderson International Select Equity Fund

Supplement dated October 10, 2016 to the
Prospectus dated November 30, 2015 as amended December 17, 2015 and August 12, 2016

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

On October 3, 2016, Henderson Group plc, the indirect parent of Henderson Global Investors (North America) Inc., the Adviser to the Funds, and indirect parent to the subadvisors of certain Funds, and Janus Capital Group Inc. announced that their respective Boards of Directors had agreed to an all-stock merger of equals.  As a part of their business combination, the parties agreed to seek to reorganize the Henderson Global Funds with the Janus Funds.  Before such a reorganization of a Fund can occur, it would need to be approved by the Board of Trustees of the Henderson Global Funds

and approved by the shareholders of that Fund. As of this time, no such reorganization has been approved by the Board. In addition, before being asked to vote on any reorganization proposal, shareholders would receive a proxy statement with all relevant information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS,
SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE